Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables and Other Current Assets
The detail of receivables and other current assets of the Telefonica Group at December 31, 2023 and December 31, 2022 and the opening balance as of January 1, 2023 after the impacts of first application of IFRS 17 (see Note 3) is as follows:

Millions of euros	12/31/2023	12/31/2022	First application of IFRS 17 impact	01/01/2023
Receivables (Note 16)	7,430	7,340	(132)	7,208
Trade receivables	9,938	9,680	(75)	9,605
Impairment of trade receivables	(2,992)	(2,891)	—	(2,891)
Receivables from associates and joint ventures (Note 10)	139	151	—	151
Other receivables	345	400	(57)	343
Other current assets	2,702	1,794	132	1,926
Contractual assets (Note 23)	202	195	—	195
Capitalized costs (Note 23)	998	885	—	885
Prepayments	1,344	714	—	714
Short-term insurance and reinsurance contracts assets	113	—	132	132
Short-term insurance and reinsurance contracts assets from associates and joint ventures (Note 10)	45	—	—	—
Total	10,132	9,134	—	9,134

Schedule of Impairment of Trade Receivables
The balance of prepayments at December 31, 2023 includes 532 million euros corresponding to payments for broadcasting rights of sporting events that will take place in the future, which have been advanced under executory contracts (see Notes 13 and 29.c).
The movement in impairment of trade receivables in 2023 and 2022 is as follows:

Millions of euros
Impairment provision at December 31, 2021	2,531
Allowances	613
Transfers	12
Amounts applied	(397)
Translation differences and other	132
Impairment provision at December 31, 2022	2,891
Allowances	582
Transfers	48
Amounts applied	(481)
Translation differences and other	(48)
Impairment provision at December 31, 2023	2,992

Schedule of Accounts Receivable Balances
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2023 and 2022 is as follows:

Millions of euros	12/31/2023		12/31/2022
	Trade receivables	Impairment	Trade receivables	Impairment
Unbilled receivables	2,755	(28)	2,495	(9)
Amount not overdue invoiced	2,920	(116)	3,011	(154)
Less than 90 days	994	(157)	1,024	(160)
Between 90 and 180 days	324	(135)	347	(150)
Between 180 and 360 days	523	(393)	534	(381)
More than 360 days	2,422	(2,163)	2,269	(2,037)
Total	9,938	(2,992)	9,680	(2,891)